INVESTMENTS	12 Months Ended
Jun. 30, 2025
EBP France
EBP, Schedule of Asset Held for Investment [Line Items]
INVESTMENTS	INVESTMENTS
Investments held by the Plan on June 30, 2025, and 2024 were as follows:

	2025		2024
(All numbers in Euros)	Number	Market	Number	Market
	of Shares	Value in €uros	of Shares	Value in €uros
Investments of each FCPE

• Groupe Procter & Gamble Actions (Option A)*	192,065	29,173,094	194,092	27,532,125
• Groupe Procter & Gamble Obligations (Option B)*	544,436	16,351,548	564,123	16,434,869
• Groupe Procter & Gamble 5000 (Option C)*	647,345	27,681,676	626,974	25,212,059
• Groupe Procter & Gamble (Option D)*	316,429	134,927,478	322,261	145,525,742
• Groupe Procter & Gamble Obligations (Option F)*	2,720,879	4,235,761	2,724,576	4,068,056

Total investments		212,369,557		218,772,852
*Represents investments which exceed five percent of net assets available for benefits
The Plan’s investments experienced unrealized (depreciation) appreciation in value as follows for the years ended June 30, 2025, 2024 and 2023:

(All numbers in Euros)	2025	2024	2023

The Procter & Gamble Company Common stock (FCPE Option D)
Cost	101,281,311	93,635,079	64,459,308
Market value	134,927,478	145,525,742	140,691,705
Unrealized appreciation (depreciation)	33,646,167	51,890,663	76,232,396

(Decrease) increase in unrealized appreciation	(18,244,496)	(24,341,734)	(4,251,157)

Other investments (FCPE Option A, B, C, F)
Cost	66,673,078	61,468,575	57,801,655
Market value	77,442,079	73,247,110	66,923,059
Unrealized appreciation (depreciation)	10,769,000	11,778,535	9,121,404

Increase (decrease) in unrealized appreciation	(1,009,535)	2,657,131	2,355,285
The realized gain (loss) on the sales of the Plan’s investments for the years ended June 30, 2025, 2024, and 2023 was determined as follows:

(All numbers in Euros)	2025	2024	2023

The Procter & Gamble Company Common stock
Proceeds on sales of shares	30,075,121	75,122,493	13,207,083
Cost	21,296,969	36,804,241	7,250,487
Realized (loss) gain	8,778,152	38,318,252	5,956,596

Other investments
Proceeds on sales of shares	54,472,212	41,364,927	15,798,977
Cost	49,261,953	37,454,737	15,019,566
Realized (loss) gain	5,210,259	3,910,190	779,411